Notes Payable (Details Narrative) (USD $)	12 Months Ended				1 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		May 31, 2014	Oct. 24, 2014	Jul. 31, 2014	Jun. 30, 2013	Oct. 31, 2013	Sep. 30, 2013
Convertible promissory note amount			1,479,654
Convertible Promissory Note [Member]
Debt interest rate	12.00%
Debt maturity date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
2014 Convertible Promissory Note [Member]
Warrant to purchase shares of common stock					166,667
Debt instrument face amount					250,000
Warrant exercise price					$ 1.50
Debt maturity date					Jun. 15, 2015
2014 Convertible Promissory Note [Member] | Warrant [Member]
Warrant purchased, percentage of original principal amount numerator	50.00%
Per share amount issued to participant	1.00
Equity financing, minimum aggregate amount	2,500,000
Orthofix Subsequent Financing [Member]
Per share amount issued to participant	1.50
Warrant to purchase shares of common stock	500,000
Debt instrument face amount	500,000
Debt conversion, shares issued	666,666
Debt instrument conversation price per share	0.75
MTF Short Term 2014 Loan [Member]
Warrant exercise price	1.62
Subsequent Orthofix Convertible Promissory Notes [Member]
Debt conversion, shares issued	668,904
Orthofix Subsequent Financing [Member]
Warrant to purchase shares of common stock	166,667
Warrant exercise price	1.50
Orthofix Subsequent Financing [Member] | MTF Short Term 2014 Loan [Member]
Warrant to purchase shares of common stock	333,334
Debt instrument face amount	250,000
Warrant exercise price	1.50
Orthofix, Corp. [Member]
Warrant to purchase shares of common stock							166,667
Warrant exercise price							$ 1.50
Orthofix, Corp. [Member] | April Bridge Financing [Member]
Short term borrowing								100,000
Orthofix, Corp. [Member] | September Bridge Financing [Member]
Short term borrowing									150,000
AFH Acquisition X, Inc [Member]
Short term borrowing										50,000
AFH Advisory [Member]
Warrant to purchase shares of common stock	500,000
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock						3,955,697
Warrant exercise price						$ 1.58
Warrant expiration date						Oct. 24, 2017
Hankey Capital, LLC [Member] | Convertible Note [Member]
Debt instrument conversation price per share						$ 0.001
Convertible promissory note amount						5,000,000
Debt maturity date						Oct. 24, 2017
Percentage of average daily price of common stock measured						70.00%
Debt instrument common stock price conversation period						60 days
Loan for collateral value ratio percentage						50.00%
Number of common stock shares issued for lending						6,329,114
Percentage of commitment fee paid						3.00%
Loan commitment fee amount						$ 150,000
Hankey Capital, LLC [Member] | Convertible Note [Member] | Maximum [Member]
Debt instrument conversation price per share						$ 1.58
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate, minimum						4.00%
Debt instrument interest rate, maximum						8.50%
Forefront [Member]
Warrant to purchase shares of common stock						126,582

[1]	(1) As amended.